Other operating (expenses) income, net (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other operating income and expenses, net [Abstract]
(Expense) reversal of provisions for litigations		$ (68,398)	$ (72,408)	$ 112,999
Expense for gas pipeline availability BOMT contracts	[1]	0	(72,318)	(125,077)
Impairment loss of short–term assets		(105,692)	(68,800)	(98,739)
(Loss) profit on sale of assets		(93,601)	40,227	(82,200)
(Loss) gain on acquisition of interests in joint operation (Note 30.3)		(12,065)	451,095	0
Compensation received		0	0	17,790
Deferred income BOMT contract's	[2]	0	0	211,768
Other income		244,301	227,607	237,571
Other operating income (expense)		$ (35,455)	$ 505,403	$ 274,112

[1]	Corresponds to the services rendered in connection with the BOMT contracts for the construction, operation, maintenance and transfer of gas pipelines with Transgas. This contract terminated in August 2017.
[2]	Corresponds to the amortization of the deferred income recognized by Ecopetrol in 2007 for the advance payment made by the Ministry of Finance and Public Credit of the obligations by Ecogas, in relation to the BOMT contracts for the construction, operation, maintenance and transfer of gas pipelines, signed between Ecopetrol and Transgas de Occidente, Centragas and Gases de Boyacá and Santander S.A. in 1997. The amortization of this deferred income ended in December 2016.